ACQUISITIONS AND DISPOSITIONS (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 10, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2012	Apr. 30, 2013
Five year 2012 senior notes
Stock consideration
Long-term debt, aggregate principal amount			$ 500	$ 500
Interest rate (as a percent)		1.45%		1.45%
Term loan
Stock consideration
Long-term debt, aggregate principal amount			400		900
Champion
Acquisitions and Dispositions
Estimated annual sales pre-acquisition		1,300
Cash consideration	1,511.7
Stock consideration
Ecolab shares issued at closing	6.6
Ecolab's closing stock price on April 10, 2013 (in dollars per share)	$ 82.31
Total fair value of stock consideration	543.0
Total consideration transferred	2,054.7
Portion of consideration transferred and deposited in an escrow account to fund post-closing adjustments to the consideration and covenant and other indemnification obligations	100
Period of escrow deposit	2 years
Long-term debt, aggregate principal amount		500
Champion | Term loan
Stock consideration
Long-term debt, aggregate principal amount						$ 900